Basis of Preparation and Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Hours mi	Mar. 31, 2020 ¥ / $	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of Summary of Significant Accounting Policies [Line items]
Convenience translation exchange rate per US$1.00 | ¥ / $		7.0851
Estimated useful lives of the investment properties	30 years
Right-of-use assets	¥ 415,384		$ 58,628
Lease liabilities	60,007		8,469	¥ 96,852	$ 13,670
Other liabilities	¥ 999		$ 141			¥ 48
IFRS 16 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Prepaid operating leases				367,100	51,800
Trade and other receivables				1,800	300
Trade and other payables				19,100	2,700
Increase decrease due to application of IFRS 16 [Member] | IFRS 16 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Right-of-use assets				446,600	63,000
Finance lease assets recognized				40	10
Lease liabilities				96,900	13,700
Other liabilities				¥ 50	$ 10
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Lease term	15 years
Bottom of range [member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	12 months
Warranty mileage | mi	50,000
Bottom of range [member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	12 months
Product warranty running hours | Hours	1,000
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Lease term	50 years
Top of range [member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	60 months
Warranty mileage | mi	360,000
Top of range [member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	28 months
Product warranty running hours | Hours	3,500